Consolidated Balance Sheets (Parentheticals) (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Statement Of Financial Position [Abstract]
Preferred shares, no par value (in dollars per share)
Common shares, par value (in dollars per share)	$ 0.01	$ 0.01	$ 0.01